Stockholders' Deficit	3 Months Ended
Mar. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
STOCKHOLDERS' DEFICIT

On February 6, 2013, the Company's Board of Directors and holders of a majority of the outstanding shares of common stock of the Company approved an increase in the number of authorized shares of common stock of the Company from 12,500,000 shares to 100,000,000 shares (the “Share Increase”). The Company amended its Articles of Incorporation to effect the Share Increase by filing a Certificate of Amendment with the Nevada Secretary of State on February 11, 2013. The Company has authorized 10,000,000 shares of preferred stock with a par value of $0.0001 of which 240 shares were designated as Series A Convertible Preferred Stock on May 25, 2011.

Authorization of Convertible Preferred Stock
In May 2011, the Board of Directors designated 240 shares of its Preferred Stock as Series A Preferred Stock.  It issued 230 of these shares in May 2011 during an equity financing. Each share of the Series A Preferred Stock was convertible into 758 shares of common stock at the option of the preferred holder and does not have a redemption feature. As of December 31, 2013, all shares of the Series A Preferred Stock have been converted to common shares.

2013 Private Placement
In accordance with a private placement memorandum and securities purchase agreement, from August 15, 2013 through September 23, 2013, the Company raised $2,182,500 in cash through the sale of 8,730,000 shares of its common stock at a price of $0.25 per share ("2013 Private Placement"). Additionally, as discussed in Notes 4 and 5, the Company converted notes payable and accrued interest thereon totaling $1,376,618 into 5,506,472 shares of its common stock at an effective price of $0.25 per share. The Company also issued fully-exercisable, five-year warrants to purchase 7,118,236 shares of its common stock at an exercise price of $0.25 per share and fully-exercisable, five-year warrants to purchase 7,118,236 shares of its common stock at an exercise price of $0.50 per share. The net proceeds received from the 2013 Private Placement are being used for general working capital purposes.

As discussed in Note 5, the Company determined that the warrants issued with the 2013 Private Placement require liability classification, thus they are reported at fair value and remeasured each reporting period, with the change in fair value recognized in the consolidated statement of operations. The initial fair value of these warrants on their issuance dates total $2,344,899. Total costs of the private placement were $1,674,908 which included $178,389 in cash expenses, $2,344,899 related to the investor warrants noted above, less $848,380 related to change in fair value of Brady debt and loss on exchange of other convertible notes prior to conversion. As a result of the above transactions related to the private placement, the Company reported $1,884,210 as an increase in common stock and additional paid-in capital on the statement of stockholders deficit.

Pursuant to the terms of the Securities Purchase Agreements issued in the 2013 Private Placement, the Company filed a registration statement with the SEC for purposes of registering the resale of these shares of common stock and the shares underlying the warrants on Form S-1 on October 16, 2013. This registration statement was declared effective by the SEC on November 8, 2013.

Convertible Securities
From October 2012 through December 2012, the holders of the Company's $550,000 senior secured promissory note converted $437,850 of note value into 2,069,439 shares of common stock at an average conversion rate of $.21 per share. The Company recorded the related $83,663 value of the compound embedded derivative on the converted portion as a charge to additional paid-in capital. On February 4, 2013, the Company satisfied all of its remaining obligations under its $550,000 senior secured promissory note when the noteholders converted the final balance owed of $112,150 into 773,983 shares of common stock at an average conversion rate of $.145 per share. The Company recorded the $12,461 value of the compound embedded derivative on the conversion date as a charge to additional paid-in capital.

Additional Warrant Transactions
During the twelve months ended December 31, 2013, pursuant to private transactions with warrant holders, the Company redeemed warrants to purchase 5,001 shares of common stock for the same number of shares without the Company receiving any further cash consideration. As a result of the exchange, the Company recognized a loss on the exchange of the warrants in the amount $732 during the twelve months ended December 31, 2013.

On March 1, 2013, the Company entered into a $1.5 million secured credit facility agreement with Bridge Bank, N.A. of San Jose, California. In connection with this agreement, the Company issued a warrant with an expiration date after 5 years to purchase up to 58,139 shares of common stock for $15,000 ($.258 per share). This warrant met the conditions for equity classification and the fair value of $7,209, as determined using a binomial lattice option valuation technique, was recorded in the Company's consolidated balance sheet as an increase in deferred finance costs and additional paid-in capital.

On May 31, 2013, the Company signed a loan extension and conversion agreement with Brian W. Brady, a director of the Company, that extended the maturity date on its $750,000 notes payable to August 31, 2013. In consideration for the extension and conversion agreement, the Company issued Mr. Brady a warrant to purchase 1,000,000 shares of the Company's common stock at $0.25 per share for a period of five years. The Company also agreed that upon the first closing of its next private placement, completed on August 15, 2013, it would issue Mr. Brady an additional warrant to purchase 3,187,500 shares of the Company's common stock at $0.25 per share for a period of five years and 1,687,500 shares of restricted stock for future issuance upon the earlier of two years after the first closing or completion of a transaction resulting in a change of control of the Company. These warrants and restricted stock met the conditions for equity classification and the fair value of $706,000, as determined using a binomial lattice option valuation technique, was recorded in the Company's consolidated balance sheet as an increase in additional paid-in capital.

Stock Options
On May 12, 2011, the Company adopted the 2011 Equity Incentive Plan (the “May 2011 Plan”) that authorizes, subsequent to the latest amendment on February 6, 2013, 11,613,715 shares of common stock to be granted for future stock awards to employees, directors or contractors. As of December 31, 2013, the Company had 3,949,503 shares of common stock available for future grants under the May 2011 Plan.

On August 22, 2011, the Company adopted the 2011 B Equity Incentive Plan (the “August 2011 Plan”) reserving for issuance an aggregate of 87,500 shares of common stock under the August 2011 Plan. As of December 31, 2013, the Company had no shares of common stock available for future grants under the August 2011 Plan.

Under both the May 2011 Plan and the August 2011 Plan (together, the "2011 Equity Incentive Plans"), the Board of Directors determines the exercise price to be paid for the shares, the period within which each option may be exercised, and the terms and conditions of each option. The exercise price of the incentive and non-qualified stock options may not be less than 100% of the fair market value per share of the Company’s common stock on the grant date. If an individual owns stock representing more than 10% of the outstanding shares, the price of each share of an incentive stock option must be equal to or exceed 110% of fair market value. Unless otherwise determined by the board of directors at the time of grant, the right to purchase shares covered by any options under the 2011 Equity Incentive Plans typically vest over the requisite service period as follows: 25% of options shall vest one year from the date of grant and the remaining options shall vest monthly, in equal increments over the following three years. The term of the options is up to ten years. The Company issues new shares to the optionee for any stock awards or options exercised pursuant to its equity incentive plans.

A summary of option activity under the 2011 Equity Incentive Plans for the twelve months ended December 31, 2013 and 2012 is presented below:

Options Outstanding	Common Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)
Outstanding at December 31, 2011	114,445	$17.61	4.4
Granted	378,293	5.74
Exercised	(551)	2.00
Forfeited	(100,210)	18.81
Outstanding at December 31, 2012	391,977	$5.87	4.3
Granted	8,620,062	0.26
Exercised	—	—
Forfeited	(1,261,561)	0.49
Outstanding at December 31, 2013	7,750,478	$0.51	8.1

Exercisable at December 31, 2013	1,941,115	$0.83	8.6

During the year ended December 31, 2012, options were exercised into 551 shares of the Company's common stock for cash proceeds of $1,099. The intrinsic value of these options was $5,769. During the twelve months ended December 31, 2013, no options were exercised. There is no aggregate intrinsic value on the outstanding or exercisable options as of December 31, 2013 since the weighted average exercise price per share exceeded the fair value on such date.

A summary of the nonvested stock option activity under the 2011 Equity Incentive Plans for the twelve months ended December 31, 2013 and 2012 is presented below:

Nonvested Options	Common Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Years to Vest
Nonvested at December 31, 2011	57,516	$2.73	2.5
Granted	378,293	2.17
Vested	(83,429)	2.26
Forfeited	(43,753)	2.78
Nonvested at December 31, 2012	308,627	$2.17	2.9
Granted	8,620,062	0.20
Vested	(1,871,201)	0.36
Forfeited	(1,248,125)	0.23
Nonvested at December 31, 2013	5,809,363	$0.24	3.3

Stock-based compensation cost related to stock options granted under the 2011 Equity Incentive Plans is measured at grant date, based on the fair value of the award, and is recognized as an expense over the employee’s requisite service period.  The Company estimates the fair value of each option award on the date of grant using a Black-Scholes option-pricing model that uses the assumptions stated in Note 1. Total stock-based compensation expense recognized on awards outstanding during the twelve months ended December 31, 2013 and 2012 was $725,254 and $181,610, respectively. Stock-based compensation expense is recorded as a general and administrative expense in the Company's consolidated statements of operations. Future compensation related to nonvested awards expected to vest of $1,317,319 is estimated to be recognized over the weighted-average vesting period of three years.

Restricted Stock Issued for Services
In May 2012 and July 2012, the Company entered into seven agreements for celebrity endorsements of the Company's platforms whereby the Company paid cash of $100,000 and issued a total of 135,521 shares of restricted common stock. In the majority of the agreements, the restricted stock vested 25% immediately upon the signing of the agreements and then vests 6.25% per month over the following twelve months during the term of the agreements.

On June 12, 2012, the Company issued 1,200 shares of restricted common stock to its investors' counsel in order to pay for legal services totaling $6,000 related to the issuance of the $75,000 convertible promissory note.

On July 2, 2012, the Company issued 71,221 shares of restricted common stock to its former legal counsel in order to pay for general legal services totaling $356,103.

In August and September 2012, the Company issued 35,000 and 69,445 respective shares of restricted common stock as a result of a stock subscription agreement with its director, Brian Brady.

On January 3, 2013, the Company issued 60,000 shares of restricted stock valued at $15,900 pursuant to a twelve-month compensation arrangement with Mitchel J. Laskey for his service as a director and Chairman of the Company's Board of Directors.

On January 3, 2013, the Company issued 20,000 shares of restricted stock valued at $4,820 in order to pay for a small asset purchase.

Effective January 3, 2013, the Company entered into a twelve-month agreement to pay $4,000 per month beginning January 2013 to a firm which would provide investor relations services. In accordance with the agreement, the Company issued 100,000 shares of restricted common stock valued at $26,500 on January 15, 2013 and agreed to issue an additional 100,000 restricted shares on or before July 15, 2013. This agreement was mutually terminated on May 1, 2013 for no further cash consideration with the Company agreeing to issue the final installment of 100,000 shares of restricted common stock valued at $25,000 upon the termination of the agreement.

On May 16, 2013, the Company issued 30,000 shares of restricted common stock valued at $6,000 to settle an outstanding balance with a vendor.

On September 30, 2013, the Company entered into an agreement pursuant to which it issued 823,090 shares of restricted common stock, at an effective price of $0.35 per share, to settle a $288,081 balance owed for legal services.

Effective October 1, 2013, the Company entered into a six-month agreement to pay $5,000 per month to a firm which would provide investor relations services. In accordance with the agreement, the Company also issued 50,000 shares of restricted common stock valued at $19,000 on October 1, 2013, which is being amortized over the six month service period. $9,500 of this value was recognized as general and administrative expense on the accompanying consolidated statement of operations for the twelve months ended December 31, 2013.

The Company issued 85,661 shares of restricted common stock valued at $25,000 to each Brian W. Brady and Dan R. Rua for their service as directors of the Company during the twelve months ended December 31, 2013.

The following tables contain summarized information about nonvested restricted stock outstanding during the twelve months ended December 31, 2013 and 2012 :

Restricted Stock	Common Shares
Nonvested at December 31, 2011	—
Granted	312,387
Vested	(263,805)
Forfeited	—
Nonvested at December 31, 2012	48,582
Granted	1,354,412
Vested	(1,402,994)
Forfeited	—
Nonvested at December 31, 2013	—

Total stock-based compensation expense recognized for restricted stock awards issued for services during the twelve months ended December 31, 2012 was $675,538 of which $313,435 is included in sales and marketing expense, $356,103 is included in general and administrative expense and $6,000 is included in interest expense on the consolidated statements of operations. Total stock-based compensation expense recognized for restricted stock awards issued for services during the twelve months ended December 31, 2013 was $443,588 of which $14,027 is included in sales and marketing expense and $429,561 is included in general and administrative expense in the consolidated statements of operations. The fair value of the services is based on the value of the Company's common stock over the term of service. The fair value of the restricted stock issued during the twelve months ended December 31, 2013 and 2012 was $435,301 and $1,246,237, respectively, and the change in the fair value of the issued but nonvested shares was $7,098 and ($560,011), respectively.